UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22092
                                                     ---------

                          Oppenheimer Global Value Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Cablevision Systems Corp. New York Group, Cl. A                             5.4%
--------------------------------------------------------------------------------
CBS Corp., Cl. A                                                            3.6
--------------------------------------------------------------------------------
Saskatchewan Wheat Pool, Inc.                                               3.5
--------------------------------------------------------------------------------
Deutz AG                                                                    3.3
--------------------------------------------------------------------------------
ABB Grain Ltd.                                                              3.0
--------------------------------------------------------------------------------
Swedish Match AB                                                            3.0
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                      3.0
--------------------------------------------------------------------------------
Guoco Group Ltd.                                                            2.9
--------------------------------------------------------------------------------
Mandarin Oriental International Ltd.                                        2.9
--------------------------------------------------------------------------------
Demag Cranes AG                                                             2.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              40.3%
--------------------------------------------------------------------------------
Japan                                                                      10.7
--------------------------------------------------------------------------------
United Kingdom                                                             10.0
--------------------------------------------------------------------------------
Germany                                                                     6.1
--------------------------------------------------------------------------------
Canada                                                                      6.1
--------------------------------------------------------------------------------
Hong Kong                                                                   4.8
--------------------------------------------------------------------------------
Italy                                                                       3.2
--------------------------------------------------------------------------------
Australia                                                                   3.1
--------------------------------------------------------------------------------
Sweden                                                                      3.1
--------------------------------------------------------------------------------
Bermuda                                                                     2.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                        9 | OPPENHEIMER GLOBAL VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United States/Canada          46.4%
Europe                        26.1
Asia                          23.2
Latin America                  4.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                       10 | OPPENHEIMER GLOBAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund incepted on 10/1/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund incepted on 10/1/07. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       11 | OPPENHEIMER GLOBAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, October 1, 2007 (commencement of operations) and held for the period ended October 31, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on May 1, 2007 and held for the six months ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on


                       12 | OPPENHEIMER GLOBAL VALUE FUND
accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                          ENDING       EXPENSES
                            BEGINNING     ACCOUNT      PAID DURING
                            ACCOUNT       VALUE        PERIOD ENDED
                            VALUE         10/31/07     OCTOBER 31, 2007 1,2
----------------------------------------------------------------------------
Class A Actual              $ 1,000.00    $ 1,005.60   $  1.18
----------------------------------------------------------------------------
Class A Hypothetical          1,000.00      1,018.20      7.10
----------------------------------------------------------------------------
Class B Actual                1,000.00      1,005.00      1.82
----------------------------------------------------------------------------
Class B Hypothetical          1,000.00      1,014.42     10.92
----------------------------------------------------------------------------
Class C Actual                1,000.00      1,005.00      1.82
----------------------------------------------------------------------------
Class C Hypothetical          1,000.00      1,014.42     10.92
----------------------------------------------------------------------------
Class N Actual                1,000.00      1,005.30      1.40
----------------------------------------------------------------------------
Class N Hypothetical          1,000.00      1,016.94      8.37
----------------------------------------------------------------------------
Class Y Actual                1,000.00      1,005.60      0.89
----------------------------------------------------------------------------
Class Y Hypothetical          1,000.00      1,019.96      5.31

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 31/365 [to reflect the period from October 1, 2007 (commencement of operations) to October 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The annualized expense ratios for the period from October 1, 2007 (commencement of operations) to October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.39%
-----------------------------
Class B             2.14
-----------------------------
Class C             2.14
-----------------------------
Class N             1.64
-----------------------------
Class Y             1.04

The expense ratios reflect voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                       13 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--36.1%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.3%
Ladbrokes plc                                              4,000    $    34,368
--------------------------------------------------------------------------------
Mandarin Oriental
International Ltd.                                        24,400         61,154
--------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                    600         38,880
                                                                    ------------
                                                                        134,402

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.8%
Aga Foodservice
Group plc                                                  5,400         46,738
--------------------------------------------------------------------------------
Fiskars Corp., Cl. A                                       1,700         34,968
                                                                    ------------
                                                                         81,706

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
Alibaba.com Ltd. 1                                            40             69
--------------------------------------------------------------------------------
Liberty Media Holding
Corp. Interactive, Series A 1                              1,850         39,276
                                                                    ------------
                                                                         39,345

--------------------------------------------------------------------------------
MEDIA--24.1%
Cablevision Systems Corp.
New York Group, Cl. A 1                                    3,900        114,387
--------------------------------------------------------------------------------
CBS Corp., Cl. A                                           2,700         77,598
--------------------------------------------------------------------------------
Citadel
Broadcasting Corp.                                        11,400         50,160
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                     2,500         52,625
--------------------------------------------------------------------------------
E.W. Scripps Co. (The),
Cl. A                                                        750         33,758
--------------------------------------------------------------------------------
McClatchy Co., Cl. A                                       1,880         31,189
--------------------------------------------------------------------------------
Media General, Inc., Cl. A                                 1,800         50,364
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                                 6,000         38,872
--------------------------------------------------------------------------------
Time Warner, Inc.                                          2,240         40,902
--------------------------------------------------------------------------------
Vivendi SA                                                   550         24,761
                                                                    ------------
                                                                        514,616

--------------------------------------------------------------------------------
CONSUMER STAPLES--14.7%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.3%
ABB Grain Ltd.                                             9,200         64,965
--------------------------------------------------------------------------------
Seven & I Holdings
Co. Ltd.                                                   1,300         33,470

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES Continued
Winn-Dixie Stores, Inc. 1                                    600    $    14,184
                                                                    ------------
                                                                        112,619

--------------------------------------------------------------------------------
FOOD PRODUCTS--4.8%
Parmalat SpA                                               7,500         27,731
--------------------------------------------------------------------------------
Saskatchewan Wheat
Pool, Inc. 1                                               5,500         74,350
                                                                    ------------
                                                                        102,081

--------------------------------------------------------------------------------
TOBACCO--4.6%
Swedish Match AB                                           2,900         64,829
--------------------------------------------------------------------------------
UST, Inc.                                                    650         34,658
                                                                    ------------
                                                                         99,487

--------------------------------------------------------------------------------
FINANCIALS--17.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
E*TRADE Financial Corp. 1                                  4,100         45,674
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.8%
Banco Latinoamericano
de Exportaciones SA, Cl. E                                 1,500         29,205
--------------------------------------------------------------------------------
Bank of Ireland                                            1,000         18,552
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                            2,920         31,505
--------------------------------------------------------------------------------
Sumitomo Trust &
Banking Co. Ltd. (The)                                     6,000         44,558
                                                                    ------------
                                                                        123,820

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
Guoco Group Ltd.                                           4,000         61,634
--------------------------------------------------------------------------------
INSURANCE--4.2%
Aioi Insurance Co. Ltd.                                    7,000         40,723
--------------------------------------------------------------------------------
Old Mutual plc                                            12,600         48,374
                                                                    ------------
                                                                         89,097

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.4%
Kenedix, Inc.                                                 23         50,495
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.0%
Paragon Group Cos. plc                                       200            991
--------------------------------------------------------------------------------
HEALTH CARE--4.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Lifecore Biomedical, Inc. 1                                3,300         42,999


                       14 | OPPENHEIMER GLOBAL VALUE FUND

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Alpharma, Inc., Cl. A 1                                    1,800    $    37,116
--------------------------------------------------------------------------------
Matrixx Initiatives, Inc. 1                                  600         10,386
                                                                    ------------
                                                                         47,502

--------------------------------------------------------------------------------
INDUSTRIALS--13.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Rolls-Royce Group plc 1                                    4,600         51,628
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
Hutchison Whampoa Ltd.                                     5,000         63,013
--------------------------------------------------------------------------------
MACHINERY--7.9%
Demag Cranes AG                                            1,040         59,607
--------------------------------------------------------------------------------
Deutz AG 1                                                 5,200         71,272
--------------------------------------------------------------------------------
Mueller Water
Procucts, Inc., Cl. A                                      3,200         37,600
                                                                    ------------
                                                                        168,479

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
QUALCOMM, Inc.                                               340         14,528
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Sumco Corp.                                                  700         25,467
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                                    19,000         37,916
                                                                    ------------
                                                                         63,383

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
MATERIALS--5.8%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
Chemtura Corp.                                             3,900    $    36,348
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                       500         32,028
                                                                    ------------
                                                                         68,376

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.6%
Catalyst Paper Corp. 1                                    37,100         55,769
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
Telecom Italia SpA                                        13,000         40,816
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
Sprint Nextel Corp.                                        3,200         54,721

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,082,047)                                           99.7%     2,127,181
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              0.3          5,887
                                                       -------------------------
NET ASSETS                                                 100.0%   $ 2,133,068
                                                       =========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of October 31, 2007. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES       GROSS        GROSS             SHARES
                                  OCTOBER 1, 2007   ADDITIONS   REDUCTIONS   OCTOBER 31, 2007
---------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                       --   2,389,526    2,389,526                 --

                                                                                     DIVIDEND
                                                                                       INCOME
---------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $1,063


                       15 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
United States                                         $   857,353          40.3%
Japan                                                     226,741          10.7
United Kingdom                                            213,605          10.0
Germany                                                   130,878           6.1
Canada                                                    130,119           6.1
Hong Kong                                                 101,885           4.8
Italy                                                      68,547           3.2
Australia                                                  64,965           3.1
Sweden                                                     64,829           3.1
Bermuda                                                    61,634           2.9
Singapore                                                  61,154           2.9
Taiwan                                                     37,916           1.8
Finland                                                    34,968           1.6
Panama                                                     29,205           1.4
France                                                     24,761           1.1
Ireland                                                    18,552           0.9
Cayman Islands                                                 69           0.0
                                                      --------------------------
Total                                                 $ 2,127,181         100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,082,047)--see accompanying statement of investments           $   2,127,181
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                 5,041
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                   17
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Due from Custodian                                                                                 125,291
Investments sold                                                                                    21,105
Due from Manager                                                                                     2,915
Dividends                                                                                            1,322
                                                                                             --------------
Total assets                                                                                     2,282,872

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Bank overdraft--foreign currencies (cost $124,667)                                                 124,664
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                               21,114
Legal, auditing and other professional fees                                                          2,500
Shareholder communications                                                                           1,000
Distribution and service plan fees                                                                     426
Other                                                                                                  100
                                                                                             --------------
Total liabilities                                                                                  149,804

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   2,133,068
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $          70
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       2,103,930
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (194)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                     (15,905)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                   45,167
                                                                                             --------------

NET ASSETS                                                                                   $   2,133,068
                                                                                             ==============


                       17 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,926,306 and 63,333 shares of beneficial interest outstanding)                    $ 30.42
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                            $ 32.28
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $51,673 and 1,700 shares of beneficial interest outstanding)                        $ 30.40
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $51,673 and 1,700 shares of beneficial interest outstanding)                        $ 30.40
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $51,695 and 1,700 shares of beneficial interest outstanding)                        $ 30.41
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $51,721 and 1,700 shares of beneficial interest outstanding)          $ 30.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended October 31, 2007 1
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                     $      1,297
Affiliated companies                                                              1,063
----------------------------------------------------------------------------------------
Interest                                                                              9
                                                                           -------------
Total investment income                                                           2,369

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                                   1,391
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                             393
Class B                                                                              43
Class C                                                                              43
Class N                                                                              22
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                             900
Class B                                                                              25
Class C                                                                              25
Class N                                                                              25
Class Y                                                                              25
----------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                       2,500
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                         100
                                                                           -------------
Total expenses                                                                    5,492
Less waivers and reimbursements of expenses                                      (2,929)
                                                                           -------------
Net expenses                                                                      2,563

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                (194)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized loss on:
Investments                                                                     (15,805)
Foreign currency transactions                                                      (100)
                                                                           -------------
Net realized loss                                                               (15,905)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                      27,185
Translation of assets and liabilities denominated in foreign currencies          17,982
                                                                           -------------
Net change in unrealized appreciation                                            45,167

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $     29,068
                                                                           =============

1. For the period from October 1, 2007 (commencement of operations) to October 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       19 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           PERIOD
                                                                                            ENDED
                                                                               OCTOBER 31, 2007 1
                                                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment loss                                                                  $       (194)
---------------------------------------------------------------------------------------------------
Net realized loss                                                                         (15,905)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                      45,167
                                                                                     --------------
Net increase in net assets resulting from operations                                       29,068

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                 1,800,000
Class B                                                                                    50,000
Class C                                                                                    50,000
Class N                                                                                    50,000
Class Y                                                                                    50,000
                                                                                     --------------
                                                                                        2,000,000

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                                          2,029,068
---------------------------------------------------------------------------------------------------
Beginning of period                                                                       104,000 2
                                                                                     --------------
End of period (including accumulated net investment loss of $194
for the period ended October 31, 2007)                                               $  2,133,068
                                                                                     ==============

1. For the period from October 1, 2007 (commencement of operations) to October 31, 2007.

2. Reflects the value of the Manager's initial seed money on September 13, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      CLASS A       CLASS B       CLASS C
PERIOD ENDED OCTOBER 31,                               2007 1        2007 1        2007 1
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 30.00       $ 30.00       $ 30.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                      -- 3,4      (.02) 4       (.02) 4
Net realized and unrealized gain                          .42           .42           .42
                                                      ---------------------------------------
Total from investment operations                          .42           .40           .40
---------------------------------------------------------------------------------------------

Net asset value, end of period                        $ 30.42       $ 30.40       $ 30.40
                                                      =======================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5                       1.40%         1.33%         1.33%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 1,926       $    51       $    52
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 1,911       $    51       $    51
---------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment loss                                     (0.07)% 4     (0.82)% 4     (0.82)% 4
Total expenses                                           3.02% 7       3.76% 7       3.76% 7
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses       1.39%         2.14%         2.14%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%           17%           17%

1. For the period from October 1, 2007 (commencement of operations) to October 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Net investment income per share and the net investment income ratio include $.01 and 0.50%, respectively, resulting from a dividend from C&C Group plc in October 2007.

5. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Total expenses including indirect expenses from affiliated fund were as follows:
            Period Ended October 31, 2007          3.03%       3.77%       3.77%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                        CLASS N       CLASS Y
PERIOD ENDED OCTOBER 31,                                                 2007 1        2007 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 30.00       $ 30.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                             (.01) 3        .01 3
Net realized and unrealized gain                                            .42           .41
                                                                        ------------------------
Total from investment operations                                            .41           .42
------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $ 30.41       $ 30.42
                                                                        ========================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                         1.37%         1.40%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $    52       $    52
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $    51       $    51
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                              (0.32)% 3      0.28% 3
Total expenses                                                             3.28% 6       2.79% 6
Expenses after payments, waivers and/or reimbursements and reduction
to custodian expenses                                                      1.64%         1.04%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      17%           17%

1. For the period from October 1, 2007 (commencement of operations) to October 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.01 and 0.50%, respectively, resulting from a dividend from C&C Group plc in October 2007.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:
            Period Ended October 31, 2007                3.29%             2.80%


                       22 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Value Fund (the Fund), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund was organized on June 28, 2007 and began operations on October 1, 2007. As of October 31, 2007, 100% of the Fund's shares were owned by the Manager.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC; however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in


                       23 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the


                       24 | OPPENHEIMER GLOBAL VALUE FUND
investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                       25 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               PERIOD ENDED OCTOBER 31, 2007 1,2
                                                       SHARES            AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                   60,000       $ 1,800,000
                                                      --------------------------
Net increase                                           60,000       $ 1,800,000
                                                      ==========================


                       26 | OPPENHEIMER GLOBAL VALUE FUND

                                               PERIOD ENDED OCTOBER 31, 2007 1,2
                                                       SHARES            AMOUNT
--------------------------------------------------------------------------------
CLASS B
Sold                                                    1,667       $    50,000
                                                      --------------------------
Net increase                                            1,667       $    50,000
                                                      ==========================

--------------------------------------------------------------------------------
CLASS C
Sold                                                    1,667       $     50,000
                                                      --------------------------
Net increase                                            1,667       $     50,000
                                                      ==========================

--------------------------------------------------------------------------------
CLASS N
Sold                                                    1,667       $     50,000
                                                      --------------------------
Net increase                                            1,667       $     50,000
                                                      ==========================

--------------------------------------------------------------------------------
CLASS Y
Sold                                                    1,667       $     50,000
                                                      --------------------------
Net increase                                            1,667       $     50,000
                                                      ==========================

1. For the period from October 1, 2007 (commencement of operations) to October 31, 2007.

2. The Fund sold 3,333.33 shares of Class A at a value of $100,000 and 33.33 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on September 13, 2007.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended October 31, 2007, were as follows:

                                           PURCHASES            SALES
       --------------------------------------------------------------
       Investment securities          $    2,281,467    $     182,901

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate of 0.80% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.


                       27 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so the total expenses as a percentage of average daily net assets will not exceed 1.40%, 2.15%, 2.15%, 1.65% and 1.05% for Class A, Class B, Class C, Class N and Class Y shares, respectively. During the period ended October 31, 2007, the Manager reimbursed the Fund $2,628, $70, $70, $71 and $76 for Class A, Class B, Class C, Class N and Class Y, respectively. These voluntary waivers may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                       28 | OPPENHEIMER GLOBAL VALUE FUND

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended October 31, 2007, the Manager waived $14 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of October 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                        CONTRACT
                            EXPIRATION    AMOUNT       VALUATION AS OF    UNREALIZED
CONTRACT DESCRIPTION             DATES    (000S)      OCTOBER 31, 2007  APPRECIATION
------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)          11/1/07     1,431CAD         $    1,515       $    17
Hong Kong Dollar (HKD)         11/6/07       540HKD                 70            --
                                                                           ---------
                                                                             $    17
                                                                           =========

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       29 | OPPENHEIMER GLOBAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       30 | OPPENHEIMER GLOBAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that a fund's Board of Trustees, including a majority of the independent Board members, request and evaluate, and that its Manager provide, such information as may be reasonably necessary to evaluate the terms of the fund's investment advisory agreement.

      In approving the Fund's initial investment advisory agreement (the "Agreement"), the Board of Trustees (the "Board") considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who will provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services expected to be provided by the Manager and the quality of the Manager's resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the


                       31 | OPPENHEIMER GLOBAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------
Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Randall Dishmon, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund will benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also evaluated the services to be provided and the comparability of the fees that, absent the waiver described below, would be charged, to the Fund to the services and fees for other clients or accounts advised by the Manager.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).


                       32 | OPPENHEIMER GLOBAL VALUE FUND

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                       33 | OPPENHEIMER GLOBAL VALUE FUND

ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)      (1) Not applicable to semiannual reports.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007